SIGNIFICANT ACCOUNTING POLICIES (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Provision for Warranty [Line Items]
Balance, beginning of the year	$ 604	$ 544
Warranties issued during the year	468	422
Settlements made during the year	(145)	(182)
Expirations	(360)	(180)
Balance end of year	$ 567	$ 604